Equity-Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Williams Companies Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 14	$ 12	$ 13
Access Midstream Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense				11
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	65			65
Estimated forfeitures under employee stock-based awards	$ 6			$ 6
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 4 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Units				1.3
Forfeited, Units				0
Vested, Units				0
Nonvested at end of period,Units	1.3			1.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted, Weighted Average Grant Date Fair Value				$ 59.67
Forfeited, Weighted Average Grant Date Fair Value				$ 63.89
Vested, Weighted Average Grant Date Fair Value				$ 63.75
Nonvested at end of period, Weighted Average Grant Date Fair Value	$ 59.35			$ 59.35
Access Midstream Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Access Midstream Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years